Form N-1A Supplement	Sep. 04, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration No. 333-273052

Roundhill ETF Trust

(the “Trust”)

Roundhill Top WeeklyPay™ ETF
(formerly Roundhill WeeklyPay™ Universe ETF)

(the “Fund”)

September 4, 2026

Supplement to the Fund’s Prospectus and Summary Prospectus Dated May 1, 2026

Notwithstanding anything to the contrary in the Fund’s Prospectus, the Fund’s “Fees and Expenses of the Fund” subsection is deleted in its entirety and replaced with the below:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses	0.32%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement Agreement(3)(4)	(0.29)%
Net Annual Fund Operating Expenses	0.32%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	Pursuant to the Expense Reimbursement and Fee Waiver Agreement (the “Fee Waiver Agreement”), the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2027. The Fee Waiver Agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice, or by Roundhill, only after May 1, 2027, upon 60 days’ prior written notice.
(4)	The amount of fees waived are based on the Fund’s operations during the prior fiscal period, which did not constitute a full fiscal year. Pursuant to the Fee Waiver Agreement, the Fund calculated and waived fees on a daily basis that equated to approximately 0.99% on an annualized basis during the prior fiscal period.

Please Keep this Supplement for Future Reference